Capital management (Tables)	6 Months Ended
Apr. 30, 2020
Text Block [Abstract]
Summary of Regulatory Capital and Capital Ratios
The Bank’s regulatory capital and leverage position were as follows:

	As at
($ millions)	April 30 2020	January 31 2020	October 31 2019
Capital
Common Equity Tier 1 capital	$48,543	$47,804	$46,578
Net Tier 1 capital	53,045	52,437	51,304
Total regulatory capital	62,523	61,392	59,850
Risk-weighted assets/exposures used in calculation of capital ratios
Risk-weighted assets (1)	$446,173	$420,694	$421,185
Leverage exposures	1,199,022	1,300,001	1,230,648
Capital ratios
Common Equity Tier 1 capital ratio	10.9%	11.4%	11.1%
Tier 1 capital ratio	11.9%	12.5%	12.2%
Total capital ratio	14.0%	14.6%	14.2%
Leverage ratio	4.4%	4.0%	4.2%
(1)	As at April 30, 2020, January 31, 2020 and October 31, 2019, the Bank did not have a regulatory capital floor add-on for CET1, Tier 1 and Total capital RWA.